LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LEASES
LEASES

NOTE 5. LEASES

On May 13, 2020, we entered into a commercial real estate lease with a related party (see Note 11) for 17,000 square feet of greenhouse space in Boulder, CO, with an initial term of five years and, at our option, two additional terms of five years each. Rent is $30,900 per month with 1.5% annual escalations. We also pay our portion of real estate taxes. In December 2020, we amended the lease to include a 3% rent escalation in 2021 and 2022. No other changes to the lease were made. We accounted for the amendment as a lease modification and remeasured the lease with an incremental borrowing rate of 20% which resulted in an increase of $246,250 to the right-of-use operating lease asset and lease liability from the initial lease valued on May 13, 2020 using an incremental borrowing rate of 22.8%. We determined the present value of the future lease payments using a discount rate of 20% over a 15 year term, our incremental borrowing rate based on outstanding debt, resulting in a right-of-use asset and lease liability of $1,877,423 which are being applied ratably over the term of the lease. As of March 31, 2021, the balance of the right-of-use asset and lease liability was $1,826,523 and $1,870,897, respectively. Future remaining minimum lease payments were as follows:

Year ending December 31,	Amount
2021 (remaining nine months)	$278,100
2022	381,924
2023	387,653
2024	393,468
2025	399,370
Thereafter	4,048,779
Total	5,889,294
Less: Present value adjustment	(4,018,397)
Operating lease liability	$1,870,897

NOTE 10. LEASES

On May 13, 2020, we entered into a commercial real estate lease with a related party (see Note 19) for 17,000 square feet of greenhouse space in Boulder, CO, with an initial term of five years and, at our option, two additional terms of five years each. Rent is $30,000 per month with 1.5% annual escalations. We also pay our portion of real estate taxes. In December 2020, we amended the lease to include a 3% rent escalation in 2021 and 2022. No other changes to the lease were made. We accounted for the amendment as a lease modification and remeasured the lease with an incremental borrowing rate of 20% which resulted in an increase of $246,250 to the right-of-use operating lease asset and lease liability from the initial lease valued on May 13, 2020 using an incremental borrowing rate of 22.8%. We determined the present value of the future lease payments using a discount rate of 20% over a 15 year term, our incremental borrowing rate based on outstanding debt, resulting in a right-of-use asset and lease liability of $1,877,423 which are being applied ratably over the term of the lease. As of December 31, 2020, the balance of the right-of-use asset and lease liability was $1,836,455 and $1,870,080, respectively. We did not have any leases with terms greater than twelve months as of December 31, 2019. Future remaining minimum lease payments were as follows:

Year ending December 31,	Amount
2021	$370,800
2022	381,924
2023	387,653
2024	393,468
2025	399,370
Thereafter	4,048,779
Total	5,981,994
Less: Present value adjustment	(4,111,914)
Operating lease liability	$1,870,080